Convertible notes payable	12 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Convertible notes payable

Note 7. Convertible notes payable

During March 2015, Akoustis, Inc. received $655,000 in proceeds from six investors upon execution of convertible notes. On April 9, 2015, one note holder converted $10,000 of his outstanding convertible note to 6,806 shares of Common Stock of the Company. On May 22, 2015, the remaining $645,000 of the notes were converted to 430,000 shares of Common Stock of the Company.